REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	¥ 8,180,107	$ 1,186,004	¥ 9,060,784	¥ 6,577,307
Public Cloud Service | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	5,360,282	777,168	6,159,085	5,166,851
Enterprise cloud services
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	2,816,976	408,423	2,897,817	1,372,689
Enterprise cloud services | Transferred at Point in Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	711,466	103,153	2,159,869	1,368,544
Enterprise cloud services | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	2,105,510	305,270	737,948	4,145
Product and Service Other
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	2,849	413	3,882	37,767
Product and Service Other | Transferred at Point in Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax			1,208	36,611
Product and Service Other | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	¥ 2,849	$ 413	¥ 2,674	¥ 1,156